Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
9.1    Types of cash and cash equivalents
As of December 31, 2023 and 2022, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Cash on hand	33	43
Cash in banks	676,282	529,606
Other demand deposits	709	—
Total Cash	677,024	529,649

Cash equivalents	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	23,545	1,099,441
Short-term investments, classified as cash equivalents	340,800	1,026,146
Total cash equivalents	364,345	2,125,587
Total cash and cash equivalents	1,041,369	2,655,236
9.2    Short-term investments, classified as cash equivalents
As of December 31, 2023 and 2022, the short-term investments classified as cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	312,924	590,661
JP Morgan US dollar Liquidity Fund Institutional	22,845	435,485
Banco Crédito e Inversiones	5,031	—
Total	340,800	1,026,146

Short-term investments are highly liquid mutual funds that are basically invested in short-term fixed rate notes in the U.S. and in Chile market.
9.3    Amount restricted cash balances
The Company has granted a guarantee consisting of financial instruments, specified in deposits, custody and administration to Banco de Chile, for its subsidiary Isapre Norte Grande Ltda., in compliance with the provisions of the Superintendence of Health, which regulates social security health institutions.
According to the regulations of the Superintendence of Health, this guarantee is for the total payable to its affiliates and medical providers. Banco de Chile reports the current value of the guarantee to the Superintendence of Health and Isapre Norte Grande Ltda. on a daily basis.
As of December 31, 2023 and 2022, pledged assets are as follows

Restricted cash balances	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	950	717
Total	950	717
9.4    Short-term deposits, classified as cash equivalents
The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2023
						ThUS$	ThUS$	ThUS$
Banco Santander	Fixed term	Dollar	0.39%	12-11-2023	01-05-2024	5,000	16	5,016
Banco Santander	Fixed term	Dollar	0.28%	12-21-2023	01-08-2024	1,300	2	1,302
Banco Crédito e Inversiones	Fixed term	Dollar	0.80%	12-28-2023	02-16-2024	1,000	—	1,000
Itaú Corpbanca	Fixed term	Dollar	0.27%	12-18-2023	01-05-2024	3,000	6	3,006
Itaú Corpbanca	Fixed term	Dollar	0.54%	12-04-2023	01-08-2024	2,000	8	2,008
Scotiabank Sud Americano	Fixed term	Dollar	0.45%	12-18-2023	01-16-2024	2,700	5	2,705
Scotiabank Sud Americano	Fixed term	Dollar	0.23%	12-20-2023	01-04-2024	2,200	4	2,204
Scotiabank Sud Americano	Fixed term	Dollar	0.16%	12-29-2023	01-05-2024	1,140	1	1,141
Scotiabank Sud Americano	Fixed term	Dollar	0.78%	12-13-2023	01-31-2024	700	2	702
Banco de Chile	Fixed term	Dollar	0.70%	12-27-2023	02-09-2024	1,850	1	1,851
Banco de Chile	Fixed term	Dollar	1.02%	12-04-2023	02-05-2024	1,300	6	1,306
Banco de Chile	Fixed term	Dollar	0.77%	12-14-2023	01-31-2024	1,300	4	1,304
Total						23,490	55	23,545

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2022
						ThUS$	ThUS$	ThUS$
Banco Crédito e Inversiones	Fixed term	Peso	0.95%	11-17-2022	01-25-2023	42,998	609	43,607
Banco Crédito e Inversiones	Fixed term	Peso	0.94%	12-15-2022	01-25-2023	100,817	537	101,354
Itaú Corpbanca	Fixed term	Peso	0.96%	12-06-2022	01-05-2023	41,421	343	41,764
Itaú Corpbanca	Fixed term	Peso	0.96%	12-12-2022	01-25-2023	100,660	644	101,304
Itaú Corpbanca	Fixed term	Peso	0.95%	11-17-2022	01-25-2023	32,248	458	32,706
Itaú Corpbanca	Fixed term	Peso	0.95%	11-16-2022	01-25-2023	73,831	1,070	74,901
Itaú Corpbanca	Fixed term	Peso	0.96%	12-13-2022	01-25-2023	30,146	183	30,329
Santander	Fixed term	Peso	0.95%	12-16-2022	01-25-2023	103,288	523	103,811
Santander	Fixed term	Peso	0.94%	12-06-2022	01-05-2023	20,710	168	20,878
Scotiabank Sud Americano	Fixed term	Peso	0.96%	12-12-2022	01-25-2023	50,330	322	50,652
Scotiabank Sud Americano	Fixed term	Peso	0.98%	12-13-2022	01-25-2023	100,487	621	101,108
Scotiabank Sud Americano	Fixed term	Peso	0.96%	12-13-2022	01-25-2023	70,341	428	70,769
Scotiabank Sud Americano	Fixed term	Peso	0.97%	12-14-2022	01-25-2023	100,258	584	100,842
Scotiabank Sud Americano	Fixed term	Dollar	4.54%	11-21-2022	01-25-2023	82,000	424	82,424
Sumitomo Mitsui Banking	Fixed term	Dollar	4.54%	11-21-2022	01-25-2023	122,000	631	122,631
Banco Crédito e Inversiones	Fixed term	Dollar	0.42%	12-06-2022	01-06-2023	2,000	7	2,007
Banco Crédito e Inversiones	Fixed term	Dollar	0.44%	12-01-2022	01-03-2023	1,500	6	1,506
Banco Crédito e Inversiones	Fixed term	Peso	0.22%	12-30-2022	01-06-2023	2,103	1	2,104
Banco de Chile	Fixed term	Dollar	0.95%	12-12-2022	02-14-2023	600	2	602
Itaú Corpbanca	Fixed term	Dollar	1.02%	12-13-2022	02-16-2023	500	2	502
Itaú Corpbanca	Fixed term	Dollar	0.46%	11-30-2022	01-03-2023	1,000	4	1,004
Itaú Corpbanca	Fixed term	Dollar	0.42%	12-06-2022	01-06-2023	700	2	702
Itaú Corpbanca	Fixed term	Dollar	1.07%	12-21-2022	02-27-2023	1,700	3	1,703
Scotiabank Sud Americano	Fixed term	Dollar	0.66%	12-07-2022	01-27-2023	1,000	3	1,003
Scotiabank Sud Americano	Fixed term	Dollar	0.64%	11-16-2022	01-03-2023	2,500	15	2,515
Scotiabank Sud Americano	Fixed term	Dollar	0.72%	12-28-2022	02-13-2023	2,200	1	2,201
Scotiabank Sud Americano	Fixed term	Dollar	0.96%	12-30-2022	03-03-2023	500	—	500
Scotiabank Sud Americano	Fixed term	Dollar	0.58%	11-22-2022	01-03-2023	1,500	8	1,508
Scotiabank Sud Americano	Fixed term	Dollar	0.38%	12-16-2022	01-13-2023	1,500	3	1,503
Scotiabank Sud Americano	Fixed term	Dollar	0.87%	12-22-2022	02-16-2023	1,000	1	1,001
Total						1,091,838	7,603	1,099,441